Overview of the Company - Schedule of Subsidiaries of the Company (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Subsidiaries of the Company [Line Items]
Issued share capital		$ 4,711	$ 3,950
Sweet Lollipop Co., Ltd. (“Sweet Lollipop”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation		British Virgin Islands
Issued share capital		$ 50,000
Principal activities		Investment holding
Percentage of shareholding% Direct		100.00%
Percentage of shareholding% Indirect
Metalpha Holding (HK) Limited (formerly known as “Long Yun International Holdings Limited”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation		Hong Kong
Issued share capital		$ 10,000
Principal activities		Investment holding
Percentage of shareholding% Direct
Percentage of shareholding% Indirect		100.00%
Meta Rich Limited [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation		British Virgin Islands
Issued share capital		$ 1
Principal activities		Investment holding
Percentage of shareholding% Direct
Percentage of shareholding% Indirect		100.00%
LSQ Capital Limited [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation		Hong Kong
Issued share capital		$ 2,000,000
Principal activities		Advising on securities and asset management
Percentage of shareholding% Direct
Percentage of shareholding% Indirect		100.00%
Metalpha Limited (“Metalpha BVI “) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	[1]	British Virgin Islands
Issued share capital	[1]	$ 4,000,000
Principal activities	[1]	Proprietary trading of digital assets
Percentage of shareholding% Direct	[1]
Percentage of shareholding% Indirect	[1]	100.00%
LSQ Investment Limited [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation		Hong Kong
Issued share capital		$ 1
Principal activities		Inactive
Percentage of shareholding% Direct
Percentage of shareholding% Indirect		100.00%
Metalpha PTE. Limited [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation		Singapore
Issued share capital		$ 100
Principal activities		Inactive
Percentage of shareholding% Direct
Percentage of shareholding% Indirect		100.00%

[1]	On November 28, 2022, the Company entered into a sale and purchase agreement with Northstar to purchase 49% of equity interest of Metalpha from Northstar at a consideration of US$2,500,000, which was satisfied by the allotment and issuance of 2,500,000 shares with par value of US$0.0001 in the capital of the Company. Upon completion of the transaction, Metalpha is an indirectly wholly-owned subsidiary of the Company. The transaction was completed on November 28, 2022.